Disposals and other non-operating items - Summary of disposals and other non-operating item (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disposals and other non-operating items
Revaluation of investments	£ (2)	£ (11)	£ 9
Loss on disposal of businesses and assets held for sale	(4)	(61)	(18)
Net loss on disposals and other non-operating items	£ (6)	£ (72)	£ (9)